MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION
NOTE 15:- MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION

a.
Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company manages its business on the basis of one reportable segment, and derives revenues from develops, manufactures and sells land radar for defense forces and border protection applications, avionics equipment and aviation data acquisition and debriefing systems (see Note 1 above for a brief description of the Company’s business).

b.	Revenues by geographic areas:

Revenues are attributed to geographic area based on the location of the end customers as follows:

	Year ended December 31,
	2021	2020	2019

North America	$84,739	$45,080	$21,995
Israel	17,866	15,485	12,737
Europe	4,214	12,038	6,073
Asia	9,616	1,740	2,499
South America	339	1,089	1,027
Other	462	785	-
Total	$117,236	$76,217	$44,331

c.	Major customers:

Revenues from single customers that exceed 10% of the total revenues in the reported years as a percentage of total revenues are as follows:

	Year ended December 31,
	2021	2020	2019
	%

Customer A	26	2	7
Customer B	16	21	-
Customer C	4	14	7
Customer D	2	10	-
Customer E	1	4	12

d.	Long-lived assets (property, plant and equipment) by geographic areas:

	December 31,
	2021	2020
Israel	$19,811	$14,833

USA	11,364	9,716

	$31,175	$24,549